Organization and Principal Actitivies (Details)	Oct. 05, 2023 shares	May 19, 2022 $ / shares shares	Feb. 22, 2022 shares	Feb. 22, 2021 $ / shares shares	Oct. 20, 2017 $ / shares shares	Jul. 04, 2017 $ / shares shares	Mar. 31, 2024 ¥ / shares	May 08, 2017	Jun. 09, 2005
Organization and Principal Actitivies [Line Items]
Shares issuance	20	20		20
Percentage of hold shares				100.00%			100.00%
Exercise price (in Yuan Renminbi per share) | ¥ / shares							¥ 10
BVI [Member]
Organization and Principal Actitivies [Line Items]
Percentage of ownership				100.00%
Jianping Zhou [Member]
Organization and Principal Actitivies [Line Items]
Ownership percentage									83.00%
Xiufang Yuan [Member]
Organization and Principal Actitivies [Line Items]
Ownership percentage									11.50%
Jianbin Zhou [Member]
Organization and Principal Actitivies [Line Items]
Ownership percentage									5.50%
Feng Zhou [Member]
Organization and Principal Actitivies [Line Items]
Ownership percentage								83.00%
Ziqun Zhou [Member]
Organization and Principal Actitivies [Line Items]
Ownership percentage								11.50%
Di Zhou [Member]
Organization and Principal Actitivies [Line Items]
Ownership percentage								5.50%
China SXT Pharmaceuticals, Inc [Member]
Organization and Principal Actitivies [Line Items]
Shares issuance					10,300,000
Effect of reverse stock split		128,750	128,750
Ziqun Zhou, Di Zhou and Feng Zhou Management Ltd [Member]
Organization and Principal Actitivies [Line Items]
Shares issuance						10,300,000
Common stock, per value (in Dollars per share) | $ / shares		$ 0.08		$ 0.08		$ 0.001
Effect of reverse stock split		128,750		128,750
Individual Shareholders [Member]
Organization and Principal Actitivies [Line Items]
Shares issuance					9,700,000
Common stock, per value (in Dollars per share) | $ / shares					$ 0.001
Effect of reverse stock split	4,850	4,850	4,850